PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,800,000	$ 2,800,000	$ 2,600,000
Impairment charges or write-offs	$ 0	$ 0	$ 0